Related-Party Transactions	12 Months Ended
Dec. 31, 2017
Related-Party Transactions [Abstract]
Related-Party Transactions

23.  Related-Party Transactions

The Bank has granted loans to certain of its executive officers, directors and their related interests. These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and, in the opinion of management, do not involve more than normal risk of collection. The aggregate dollar amount of these loans was $7,939,000 and $6,443,000 at December 31, 2017 and 2016, respectively. During 2017, $12,736,000 of new loans were made and repayments totaled $11,259,000. In addition, there was a new related interest relationship in 2017 with a party who had a pre-existing loan balance of $25,000 at December 31, 2017, as well as two terminated relationships due to retirements having a combined balance of $6,000. None of these loans were past due, in non-accrual status or restructured at December 31, 2017 or 2016.